Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense
Deferred tax expense
Reduction of future taxable income	14,200,000
Valuation allowance decrease	1,705,000	$ 814,000
Incurred Prior to 2019 Ownership Changes [Member]
Additional losses released from limitation	115,000
Subsequent Ownership Changes [Member]
Net operating loss carryforwards	12,200,000
Annual limitation on ownership changes	115,000
Conductus [Member] | Incurred Prior to 2019 Ownership Changes [Member]
Net operating loss carryforwards	$ 285,900,000
Earliest Tax Year [Member]
Operating loss carryforwards expiration period	2021
Latest Tax Year [Member]
Operating loss carryforwards expiration period	2038
Federal [Member]
Net operating loss carryforwards	$ 297,900,000			$ 15,600,000
Federal [Member] | Conductus [Member]
Net operating loss carryforwards	$ 50,800,000